Power Purchase Agreement (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2022 MWh	Mar. 31, 2022 MWh	May 31, 2020 MWh	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Power Purchase Agreement [Line Items]
Power curtailment credits | $				$ (71,215)	$ (27,345)	$ (6,514)
Discount Rate
Power Purchase Agreement [Line Items]
Estimate fair value of derivative				23.1
Power Purchase Agreement | TXU Energy Retail Company LLC | Rockdale Facility Bitcoin Mining Facility Texas
Power Purchase Agreement [Line Items]
Aggregate MW of long-term, fixed-price power, agreed to acquire			345
MW contracted, at fixed prices through April 30, 2030		65	130
MW contracted, at fixed prices through October 31, 2027	150